LAND USE RIGHTS, NET (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
LAND USE RIGHTS, NET
Less: accumulated amortization	(136,907)	(105,966)
Amortization expenses	34,274	49,043	34,654
Estimated future amortization expenses of continuing operations
2013	28,537
2014	20,115
2015	11,757
2016	9,276
2017	4,916
Land use rights
LAND USE RIGHTS, NET
Land use rights	141,418	141,418
Less: accumulated amortization	(12,652)	(9,274)
Intangible assets, net	128,766	132,144
Amortization expenses	3,378	3,278	4,010
Estimated future amortization expenses of continuing operations
2013	3,378
2014	3,378
2015	3,378
2016	3,378
2017	3,378